Income Tax (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Provision for income tax from continuing operations
The provision for income tax from continuing operations was as follows:

	Years Ended December 31,
	2015	2014	2013
	(In millions)
Current:
Federal	$1,384	$901	$789
State and local	20	3	2
Foreign	36	74	176
Subtotal	1,440	978	967
Deferred:
Federal	315	538	(411)
Foreign	27	16	125
Subtotal	342	554	(286)
Provision for income tax expense (benefit)	$1,782	$1,532	$681

Income (loss) from continuing operations before income tax expense (benefit) from domestic and foreign operations
The Company’s income (loss) from continuing operations before income tax expense (benefit) from domestic and foreign operations were as follows:

	Years Ended December 31,
	2015	2014	2013
	(In millions)
Income (loss) from continuing operations:
Domestic	$4,467	$5,335	$2,540
Foreign	72	56	282
Total	$4,539	$5,391	$2,822

Income tax for continuing operations effective rate reconciliation
The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported for continuing operations was as follows:

	Years Ended December 31,
	2015	2014	2013
	(In millions)
Tax provision at U.S. statutory rate	$1,589	$1,887	$988
Tax effect of:
Dividend received deduction	(82)	(82)	(66)
Tax-exempt income	(24)	(40)	(42)
Prior year tax (1)	558	11	29
Low income housing tax credits	(221)	(205)	(190)
Other tax credits	(68)	(66)	(44)
Foreign tax rate differential	(4)	—	2
Change in valuation allowance	(1)	—	(4)
Other, net	35	27	8
Provision for income tax expense (benefit)	$1,782	$1,532	$681

______________
(1) As discussed further below, prior year tax includes a $557 million non-cash charge related to an uncertain tax position.

Components of deferred tax assets and liabilities
Deferred income tax represents the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

	December 31,
	2015	2014
	(In millions)
Deferred income tax assets:
Policyholder liabilities and receivables	$1,888	$1,577
Net operating loss carryforwards	26	29
Employee benefits	922	1,015
Tax credit carryforwards	700	979
Litigation-related and government mandated	231	259
Other	438	309
Total gross deferred income tax assets	4,205	4,168
Less: Valuation allowance	21	22
Total net deferred income tax assets	4,184	4,146
Deferred income tax liabilities:
Investments, including derivatives	3,025	2,402
Intangibles	53	72
DAC	1,461	1,568
Net unrealized investment gains	2,528	3,903
Other	5	36
Total deferred income tax liabilities	7,072	7,981
Net deferred income tax asset (liability)	$(2,888)	$(3,835)

Summary of net operating loss carryforwards for tax purposes
The following table sets forth the domestic and state net operating loss carryforwards for tax purposes at December 31, 2015.

	Net Operating Loss Carryforwards
	Domestic	State
	(In millions)
Expiration
2016-2020	$—	$31
2021-2025	—	50
2026-2030	—	41
2031-2035	14	12
Indefinite	—	—
	$14	$134

Summary of Tax Credit Carryforwards
The following table sets forth the general business credits, foreign tax credits, and other credit carryforwards for tax purposes at December 31, 2015.

	Tax Credit Carryforwards
	General Business Credits	Foreign Tax Credits	Other
	(In millions)
Expiration
2016-2020	$—	$—	$—
2021-2025	—	185	—
2026-2030	103	—	—
2031-2035	519	—	—
Indefinite	—	—	123
	$622	$185	$123

Reconciliation of unrecognized tax benefits
Interest was as follows:

	Years Ended December 31,
	2015	2014	2013
	(In millions)
Interest recognized on the consolidated statements of operations (1)	$382	$37	$17

		December 31,
		2015	2014
		(In millions)
Interest included in other liabilities on the consolidated balance sheets (1)		$647	$265

___________
(1) The significant increase in 2015 is related to the non-cash charge discussed above.
A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

	Years Ended December 31,
	2015	2014	2013
	(In millions)
Balance at January 1,	$546	$532	$532
Additions for tax positions of prior years (1)	558	27	50
Reductions for tax positions of prior years	—	(13)	(4)
Additions for tax positions of current year	4	3	3
Settlements with tax authorities	(33)	(3)	(49)
Balance at December 31,	$1,075	$546	$532
Unrecognized tax benefits that, if recognized would impact the effective rate	$1,060	$497	$491
__________
(1) The significant increase in 2015 is related to the non-cash charge discussed above.